Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)(5)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(5)	Value of Initial Fixed $100 Investment Based On(3):		Net Income ($)	Company- Selected Measure Adjusted EBITDA ($)(6)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
2025(7)	6,491,387	1,766,482	2,123,842	4,229,499	26.13	77.88	(1,595,000)	134,500,000
2024	7,219,615	2,037,690	2,306,748	256,571	27.97	82.64	(12,051,000)	122,046,000
2023	7,810,028	4,396,333	2,212,277	1,415,136	46.19	79.94	(55,357,000)	123,108,000
2022	6,234,325	(4,571,474)	1,905,302	(1,519,004)	42.21	82.12	14,731,000	120,174,000
2021	6,244,695	2,332,290	2,028,857	798,169	74.63	116.62	(13,266,000)	103,713,000
(1)
Certara is providing this disclosure pursuant to 17 CFR 229.402(v) for the last five fiscal years; the Company’s CEO and principal executive officer for each of the years presented was William F. Feehery.

(2)
As required by 17 CFR 229.402(v)(3), the following tables disclose each of the amounts deducted and added to the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs.”

(3)
Total shareholder return amounts assume an initial investment of $100 on December 31, 2020, assuming the reinvestment of dividends.

(4)
The S&P Small Cap 600 Healthcare Index (i.e., the published industry or line-of-business index used in the stock performance graph in the Annual Report).

(5)
The individuals comprising the non-PEO NEOs for the fiscal years presented are:

2021	2022	2023	2024	2025
M. Andrew Schemick Leif E. Pedersen Robert A. Aspbury Justin Edge Craig Rayner	M. Andrew Schemick Leif E. Pedersen Robert A. Aspbury Patrick F. Smith	John E. Gallagher III M. Andrew Schemick Leif E. Pedersen Robert A. Aspbury Patrick F. Smith	John E. Gallagher III Leif E. Pedersen Robert A. Aspbury Patrick F. Smith	John E. Gallagher III Robert A. Aspbury Leif E. Pedersen Adrian K. McKemey

(6)
For purposes of this section, we have identified Adjusted EBITDA as our Company-Selected Measure, the calculation of which is described in our Annual Report for the year ended December 31, 2025 in Part II, Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Non-GAAP Measures.”
(7)
For Fiscal Year 2025 — Compensation Actually Paid reconciliation:
Description	PEO	Non-PEO NEOS
Compensation as reported in the summary compensation table	$6,491,387	$2,123,842
Minus
Grant date fair value from summary compensation table	$(4,927,502)	$(1,264,012)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$770,799	$3,384,438
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(38,082)	$(231,254)
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$942,920	$335,527
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	$(143,441)	$(119,042)
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vest during the respective year	$(1,329,598)	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$1,766,482	$4,229,499
The compensation paid to our principal executive officer, Dr. Feehery, and our other NEOs set forth in the table above include the value of equity granted prior to the IPO (under our Equity Incentive Plan) and after the IPO (under our 2020 Incentive Plan).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Certara is providing this disclosure pursuant to 17 CFR 229.402(v) for the last five fiscal years; the Company’s CEO and principal executive officer for each of the years presented was William F. Feehery.
(5)
The individuals comprising the non-PEO NEOs for the fiscal years presented are:

2021	2022	2023	2024	2025
M. Andrew Schemick Leif E. Pedersen Robert A. Aspbury Justin Edge Craig Rayner	M. Andrew Schemick Leif E. Pedersen Robert A. Aspbury Patrick F. Smith	John E. Gallagher III M. Andrew Schemick Leif E. Pedersen Robert A. Aspbury Patrick F. Smith	John E. Gallagher III Leif E. Pedersen Robert A. Aspbury Patrick F. Smith	John E. Gallagher III Robert A. Aspbury Leif E. Pedersen Adrian K. McKemey

Peer Group Issuers, Footnote	(4) The S&P Small Cap 600 Healthcare Index (i.e., the published industry or line-of-business index used in the stock performance graph in the Annual Report).
PEO Total Compensation Amount	$ 6,491,387	$ 7,219,615	$ 7,810,028	$ 6,234,325	$ 6,244,695
PEO Actually Paid Compensation Amount	$ 1,766,482	2,037,690	4,396,333	(4,571,474)	2,332,290
Adjustment To PEO Compensation, Footnote
(2)
As required by 17 CFR 229.402(v)(3), the following tables disclose each of the amounts deducted and added to the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs.”
(7)
For Fiscal Year 2025 — Compensation Actually Paid reconciliation:
Description	PEO	Non-PEO NEOS
Compensation as reported in the summary compensation table	$6,491,387	$2,123,842
Minus
Grant date fair value from summary compensation table	$(4,927,502)	$(1,264,012)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$770,799	$3,384,438
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(38,082)	$(231,254)
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$942,920	$335,527
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	$(143,441)	$(119,042)
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vest during the respective year	$(1,329,598)	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$1,766,482	$4,229,499

Non-PEO NEO Average Total Compensation Amount	$ 2,123,842	2,306,748	2,212,277	1,905,302	2,028,857
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,229,499	256,571	1,415,136	(1,519,004)	798,169
Adjustment to Non-PEO NEO Compensation Footnote
(2)
As required by 17 CFR 229.402(v)(3), the following tables disclose each of the amounts deducted and added to the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs.”
(7)
For Fiscal Year 2025 — Compensation Actually Paid reconciliation:
Description	PEO	Non-PEO NEOS
Compensation as reported in the summary compensation table	$6,491,387	$2,123,842
Minus
Grant date fair value from summary compensation table	$(4,927,502)	$(1,264,012)
Plus
Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	$770,799	$3,384,438
Year-over-year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding and vested at the end of that year	$(38,082)	$(231,254)
Fair value as of the vesting date for any equity awards granted and vested within the respective year	$942,920	$335,527
Change in fair value from the prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	$(143,441)	$(119,042)
Reduction for the fair value as of the end of the prior year for any equity awards granted during that prior year that failed to vest during the respective year	$(1,329,598)	—
Value of any dividends or other earnings paid on equity awards prior to vesting date that are not otherwise included in the fair value of the award or other reported compensation amounts	—	—
Total	$1,766,482	$4,229,499

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Cumulative Stockholder Return PEO and non-PEO NEOs CAP, and Company TSR and Peer TSR in U.S. Dollar per share on return of $100.
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income PEO and non-PEO NEOs CAP and net income in millions of dollars.
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Adjusted EBITDA PEO and non-PEO NEOs CAP and Adjusted EBITDA in millions of dollars.
Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid and Cumulative Stockholder Return PEO and non-PEO NEOs CAP, and Company TSR and Peer TSR in U.S. Dollar per share on return of $100.
Tabular List, Table
Financial Performance Measures
The following is a list of financial performance measures that represent the most important financial performance measures (used by the Company to link compensation actually paid to our PEO and non-PEO NEOs for fiscal year 2025 to Company performance):
▪
Revenue

▪
Adjusted EBITDA

▪
Relative total shareholder return
▪
Bookings

Total Shareholder Return Amount	$ 26.13	27.97	46.19	42.21	74.63
Peer Group Total Shareholder Return Amount	77.88	82.64	79.94	82.12	116.62
Net Income (Loss)	$ (1,595,000)	$ (12,051,000)	$ (55,357,000)	$ 14,731,000	$ (13,266,000)
Company Selected Measure Amount	134,500,000	122,046,000	123,108,000	120,174,000	103,713,000
PEO Name	William F. Feehery
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
For purposes of this section, we have identified Adjusted EBITDA as our Company-Selected Measure, the calculation of which is described in our Annual Report for the year ended December 31, 2025 in Part II, Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Non-GAAP Measures.”

Measure:: 3
Pay vs Performance Disclosure
Name	Relative total shareholder return
Measure:: 4
Pay vs Performance Disclosure
Name	Bookings
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,927,502)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	770,799
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,082)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	942,920
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(143,441)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,329,598)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,264,012)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,384,438
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(231,254)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	335,527
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,042)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount